1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ALEXANDER KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct

December 18, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 636 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 636 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Amendment No. 637 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of (i) registering Class R6 Shares of the Goldman Sachs Asia Equity Fund (the “Asia Equity Fund”) and the Goldman Sachs N-11 Equity Fund (the “N-11 Equity Fund”); (ii) updating disclosure related to changes to the principal investment strategy and risks of the Goldman Sachs Focused International Equity Fund (effective after the close of business on February 27, 2018, the Fund’s name will change to the Goldman Sachs International Equity ESG Fund) (the “Focused International Equity Fund”); and (iii) updating disclosure related to changes to the investment objective and principal investment strategy of the Strategic International Equity Fund (effective after the close of business on February 27, 2018, the Fund’s name will change to the Goldman Sachs International Equity Income Fund) (the “Strategic International Equity Fund”) which could be construed as material. With respect to the Focused International Equity Fund and Strategic International Equity Fund, these changes will take effect after the close of business on February 27, 2018, and shareholders of the Focused International Equity Fund and Strategic International Equity Fund were notified of the changes via a supplement dated December 15, 2017 to the Focused International Equity Fund’s and Strategic International Equity Fund’s prospectus, summary prospectus and statement of additional information.

December 18, 2017 Page 2

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to (i) the registration of Class R6 Shares of the Asia Equity Fund and the N-11 Equity Fund, (ii) the changes relating to the Focused International Equity Fund’s principal investment strategy and risks and (iii) the changes relating to the Strategic International Equity Fund’s investment objective and principal investment strategy, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 596 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander Karampatsos

Alexander Karampatsos